Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
19.
Commitments and Contingencies

•
From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of its business, principally personal injury and property casualty claims. Such claims, even if lacking merit, could result in the expenditure of significant financial and managerial resources. The Company is not aware of any such claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

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Future minimum contractual charter revenues, gross of commissions, based on vessels committed to non-cancellable,
time and bareboat charter contracts as of December 31, 2019, amount to $70,739,504 during 2020, $21,901,012 during 2021, $5,596,044 during 2022, $1,500,000 during
2023, $1,500,000 during 2024 and $7,436,644 from 2025 up to 2029
.

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During 2019, the Company agreed to acquire an LPG carrier which is currently under construction, as described in Note 5. The Company has future outstanding commitments for installment payments for this agreement as follows:

December 31	Amount
2020	2,891,283
2021	23,130,260
Total	26,021,543